A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows: (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	$ 36,557	$ 55,130
[custom:Interest-0]	30,557	38,953
[custom:Total-0]	67,114	$ 94,083
Not later than one year [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	3,171
[custom:Interest-0]	1,806
[custom:Total-0]	4,977
Later than one year and not later than two years [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	3,066
[custom:Interest-0]	1,631
[custom:Total-0]	4,697
Later than two years and not later than three years [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	4,071
[custom:Interest-0]	1,549
[custom:Total-0]	5,620
Later than three years and not later than four years [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	3,524
[custom:Interest-0]	1,381
[custom:Total-0]	4,905
Later than four years and not later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	2,909
[custom:Interest-0]	1,295
[custom:Total-0]	4,204
Later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Principal-0]	19,816
[custom:Interest-0]	22,895
[custom:Total-0]	$ 42,711